[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


February 29, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Invesco Unit Trusts, Municipal Series 1177

          File No. 333-190149  CIK #1563084

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on February 25, 2016.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.